INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current:
Federal
State and local
Foreign		200
Current		200
Deferred:
Federal
State and local
Foreign	2,552	(121)
Deferred	2,552	(121)
Benefit from income taxes	$ 2,552	$ 79